Vessels,Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cost:
Beginning balance	$ 663,412	$ 663,412
Disposals	(149,930)	0
Transfers to held for sale	(55,361)	0
Ending balance	458,121	663,412
Accumulated depreciation:
Beginning balance	(94,882)	(66,040)
Additions	(15,593)	(28,842)
Disposals	38,333	0
Transfers to held for sale	15,897	0
Ending balance	(59,245)	(94,882)
Impairment loss:
Beginning balance	(187,401)	0
Additions	(145,964)	(187,401)
Ending balance	(333,365)	(187,401)
Net book value	$ 68,511	$ 381,129